Securities Act Registration No. 333-35342

Investment Company Act Registration No. 811-09911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __

Post-Effective Amendment No. 32

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 34

(Check appropriate box or boxes)

HUSSMAN INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

6021 University Boulevard, Suite 490

Ellicott City, Maryland 21043

(Address of Principal Executive Offices)

(513) 587-3400

(Registrant’s Telephone Number, including Area Code)

John F. Splain

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on July 30, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is being made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 31 filed with the Commission on April 16, 2019. Such filing was scheduled to be effective on June 30, 2019, and shall be delayed until July 30, 2019.

This Amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No. 31 filed April 16, 2019 in their entirety.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Ellicott City and State of Maryland, on the 28th day of June, 2019.

HUSSMAN INVESTMENT TRUST

By:	/s/ John P. Hussman
John P. Hussman
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John P. Hussman	Trustee and President	June 28, 2019
John P. Hussman	(Principal Executive Officer)

/s/ Mark J. Seger	Treasurer	June 28, 2019
Mark J. Seger	(Principal Financial Officer)

*	Trustee
David C. Anderson

*	Trustee
William H. Vanover

*	Trustee
Jody T. Foster

/s/ John F. Splain
John F. Splain
Attorney-in-fact*
June 28, 2019